Income Taxes (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) hotel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2020 hotel	Sep. 30, 2017 hotel	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Minimum percentage of income distributed to shareholders to qualify as a REIT		90.00%
Subsequent taxable years we may not qualify as REIT if we fail to qualify as a REIT in any taxable year		4 years
Number of hotel properties | hotel						24
Ashford TRS recognized net book income (loss)		$ 7,300,000	$ 21,100,000	$ 4,200,000
Income tax interest and penalties expenses		56,000	11,000	49,000
Interest income included in income tax expense		88,000
Income tax interest and penalties expenses accrued		0	0
Net operating loss carryforwards		562,000,000.0
Valuation allowance	$ (6,232,000)	(7,712,000)	$ (10,034,000)	$ (6,232,000)			$ (15,353,000)
One-time tax benefit	$ 1,100,000
Ashford TRS
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		$ 11,700,000
Subsidiaries
Operating Loss Carryforwards [Line Items]
Number of hotel properties | hotel		117			116
Net operating loss carryforwards		$ 11,700,000